REDEEMABLE NONCONTROLLING INTEREST - Reconciliation (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
NONCONTROLLING INTEREST
Redeemable noncontrolling interest opening balance	$ 50,137,400	¥ 349,046,548	¥ 341,074,539	$ 48,992,293	¥ 341,074,539	¥ 306,014,668
Net gain (loss) attributable to redeemable noncontrolling interest	(104,492)	(738,246)	(2,525,192)	(697,462)	(4,855,589)	(5,858,902)	¥ 2,117,303
Change in redeemable noncontrolling interest	104,492	738,246	10,497,201	1,842,569	12,827,598	40,918,773
Redeemable noncontrolling interest ending balance	$ 49,404,332	¥ 349,046,548	¥ 349,046,548	$ 50,137,400	¥ 349,046,548	¥ 341,074,539	¥ 306,014,668